SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Present value of lease liabilities	$ 264,670
Leases Office Server Rooms Dormitory leases [Member]
Finite-Lived Intangible Assets [Line Items]
2022	375,118
2023	363,340
2024	265,973
Total lease payments	1,004,431
Less: Imputed interest	(87,103)
Present value of lease liabilities	917,328
Wall Space Leases [Member]
Finite-Lived Intangible Assets [Line Items]
2022	4,082
2023
2024
Total lease payments	4,082
Less: Imputed interest
Present value of lease liabilities	$ 4,082